Income taxes - Current and deferred (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Current income taxes	$ (8,158)	$ (2,450)	$ (5,469)
Deferred income taxes	(1,429)	2,132	(403)
TOTAL INCOME TAXES	$ (9,587)	$ (318)	$ (5,872)